Share capital (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Feb. 20, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount		$ 500
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage	10.00%